RELATED PARTIES - Additional Information (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended		147 Months Ended
	Aug. 11, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 14, 2021	Feb. 22, 2021	Oct. 20, 2020	Jun. 18, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 371,767
Due to Related Parties		$ 4,222	4,222	$ 373,517		$ 373,517
Threshold period for which expenses are paid				27 months
Advances From Related Parties [Member]
Related Party Transaction [Line Items]
Offering costs and other expenses				$ 373,517	$ 0	373,517
Due to Related Parties				373,517		$ 373,517
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Expenses per month			16,667
Expenses incurred		50,001	$ 150,649	$ 46,669
Threshold period for which expenses are paid			27 months
Sponsor | Note
Related Party Transaction [Line Items]
Expenses incurred	$ 750,000
Interest rate per annum	0.17%
Sponsor | October Note
Related Party Transaction [Line Items]
Principle amount of promissory note									$ 1,500,000
Interest rate per annum									0.14%
Amount borrowed									$ 1,500,000
Outstanding balance		1,500,000	$ 1,500,000
Sponsor | February Note
Related Party Transaction [Line Items]
Principle amount of promissory note								$ 800,000
Interest rate per annum								0.12%
Amount borrowed								$ 800,000
Outstanding balance		800,000	800,000
Sponsor | June Note
Related Party Transaction [Line Items]
Principle amount of promissory note										$ 2,000,000
Interest rate per annum										0.13%
Amount borrowed										$ 2,000,000
Outstanding balance		2,000,000	2,000,000
Sponsor | September Note
Related Party Transaction [Line Items]
Principle amount of promissory note							$ 1,500,000
Interest rate per annum							0.17%
Amount borrowed							$ 1,500,000
Outstanding balance		$ 1,500,000	$ 1,500,000